Fixed Assets, Net (Tables)	12 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets

As of September 30, 2020, and 2019, fixed assets consisted of the following:

	September 30,
	2020	2019
Equipment and furniture	$—	$37,875
Leasehold improvements	—	17,630
Software	—	12,676
	—	68,181
Accumulated depreciation	—	(27,999)
Fixed assets, net	$—	$40,182